Segment Information (Details) - Schedule of total assets from continuing operations by segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of total assets from continuing operations by segments [Abstract]
Segment assets
Automotive after-sales service	113,992	153,723
Insurance intermediation service	68,123	49,729
Others	9,853	1,943
Total segment assets from continuing operations	$ 191,968	$ 205,395